Document and Entity Information	12 Months Ended
Dec. 31, 2024
Cover [Abstract]
Entity Central Index Key	0001528985
Amendment Flag	false
Document Type	DEF 14A
Entity Registrant Name	Inland Real Estate Income Trust, Inc.